Off balance sheet commitments - Additional Information (Details) € in Millions, $ in Millions					3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 12, 2024 EUR (€)	May 10, 2024 USD ($)	Mar. 15, 2022 EUR (€)	Feb. 27, 2017 EUR (€)	Mar. 31, 2022	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 EUR (€)	Apr. 27, 2023 EUR (€)	Nov. 08, 2022 target	Aug. 17, 2022 target	Mar. 29, 2022 target	Jan. 07, 2022 molecule	Feb. 28, 2014
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to research and development relating to projects in research phase							€ 14,400		€ 16,800
Commitments related to research and development payments contingent upon attainment of sales targets							15,200		17,900
Commitments related to collaboration, discovery, development and commercialization agreements							13,000		10,000
Commitments related to attainment of regulatory and sales milestones for commercialized products							11,200		8,500
Cumulative development costs incurred							9,700
Total credit facilities						€ 8,000	8,000	€ 8,000	8,000
Commitments received in respect of disposals proceeds receivable and contingent consideration on divestments							€ 500
World Health Organization
Provisions And Other Current And Non-Current Liabilities [Line Items]
Percentage of pandemic vaccines agreed to transfer															7.50%
Percentage of pandemic vaccines agreed to reserve															7.50%
Joint ventures
Provisions And Other Current And Non-Current Liabilities [Line Items]
Percentage of future development expense funded by other party				5000.00%
Provention Bio, Inc | Maximum
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to milestone payments for projects under collaboration agreements										€ 946
IGM Biosciences, Inc | Maximum
Provisions And Other Current And Non-Current Liabilities [Line Items]
Number of oncology targets under collaboration agreement | target													3
Number of immunology or inflammation targets under collaboration agreement | target													3
Atomwise | Maximum
Provisions And Other Current And Non-Current Liabilities [Line Items]
Number of drug targets under collaboration agreement | target												5
Insilico Medicine | Maximum
Provisions And Other Current And Non-Current Liabilities [Line Items]
Number of therapeutic targets under collaboration agreement | target											6
Lonza | Joint ventures
Provisions And Other Current And Non-Current Liabilities [Line Items]
Investments in joint ventures				€ 300
Percentage of future development expense funded by company				50.00%
Amounts payable partners in collaboration agreements				€ 600
Novavax
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to research and development relating to projects in research phase | $		$ 700,000
Commitments related to attainment of regulatory and sales milestones for commercialized products | $		1,200
Upfront payment | $		500,000
Commitments Related To Attainment Of Additional Regulatory And Sales Milestones For Commercialized Products | $		$ 200,000
Financial interest in principal fully consolidated companies		500.00%
RadioMedix, Inc. and Orano Med
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to attainment of regulatory and sales milestones for commercialized products	€ 220
Upfront payment	€ 100
Exscentia | Maximum
Provisions And Other Current And Non-Current Liabilities [Line Items]
Number of novel small molecule candidates developed | molecule														15
Corxel Pharmaceuticals
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments Related To Attainment Of Additional Regulatory And Sales Milestones For Commercialized Products | $		$ 150
Antibodies Collaboration agreement | Blackstone Life Sciences
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to maximum payments for projects under collaboration agreement			€ 300
Antibodies Collaboration agreement | Regeneron Pharmaceuticals, INC
Provisions And Other Current And Non-Current Liabilities [Line Items]
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent)					10.00%	20.00%
Percentage of cumulative development costs reimbursed							50.00%	50.00%
Commitments received for development costs							€ 1,600		2,100
Ablynx NV
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to collaboration, discovery, development and commercialization agreements							700		900
Kymab
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to collaboration, discovery, development and commercialization agreements							300		200
Provention Bio
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to collaboration, discovery, development and commercialization agreements							€ 400		€ 300